[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 23, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Liberty All-Star Equity Fund (File No. 811-04809) Liberty All-Star Growth Fund (File No. 811-04537) -- Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund (together, the “Funds”), we are enclosing herewith for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with a joint special meeting of shareholders of the Fundst. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call Rick Noyes of ALPS Advisors, Inc. at (720) 947-5968 or the undersigned at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure

cc:	Rick Noyes, ALPS Advisors, Inc.